UNITED STATES       File No.  33-47287
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549  File No.  811-6637

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X


     Pre-Effective Amendment No.


     Post Effective Amendment No.    14                      X

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
     ACT OF 1940                                             X


     Amendment No.    15                                     X
                    The Brinson Funds
       (Exact name of Registrant as Specified in Charter)
209 South LaSalle Street
Chicago, Illinois                                    60604-1295
(Address of Principal Executive Offices)             (Zip Code)

Registrant's Telephone Number, including Area Code 312-220-7100

                       The Brinson Funds
                    209 South LaSalle Street
                    Chicago, Illinois 60604-1295
            (Name and Address of Agent for Service)

COPIES TO:            Bruce G. Leto, Esq.
                Stradley, Ronon, Stevens & Young
                    2600 One Commerce Square
                  Philadelphia, PA 19103-7098

         Approximate date of proposed public offering:
As soon as practical after the effective date of this Registration Statement.
       It is proposed that this filing become effective:

      X  immediately upon filing pursuant to Paragraph (b) of Rule 485.


         on (date), pursuant to Paragraph (b).


        60 days after filing pursuant to paragraph (a)(1).


        on (date) pursuant to paragraph (a) of Rule 485.


        75 days after filing pursuant to paragraph (a)(ii).


        on (date) pursuant to paragraph (a)(ii) of rule 485.

     If appropriate, check the following box:

        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has previously registered an indefinite number of shares of common stock of The Brinson Funds under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. Registrant filed a Notice pursuant to Rule 24f-2 for the fiscal period ended June 30, 1995 on August 29, 1995. This amendment is filed for the purpose of registering an additional number of shares pursuant to Section 24(e)(1).
     Total Pages 6                             Exhibit Index begins on page 5

     Calculation of Registration Fee under the Securities Act of 1933

Title of securities     Amount being   Proposed maximum    Amount of
being registered*       Registered     offering price      Registration fee**
                                       per unit
shares of beneficial
interest
$0.001 par value
The Brinson Funds                                          $200,000.00



* The title and amount of the shares of each series being registered herein, and the public offering price per share of each as of the close of business on November 16, 1995 appears in the table below.

** The registration fee has been computed at 1/50th of one percent in accordance with Section 6(b) as in effect on November 17, 1995.




            TABLE OF SECURITIES, TITLES AND AMOUNTS


Title                         Number of Shares    Public Offering Amount
                                                  Price
Brinson Global Fund           24,529,844.644      12.23       $300,000,000.00
Brinson Global Bond Fund      900,090.009         11.11       $10,000,000.00
Brinson Global Equity Fund    919,963.201         10.87       $10,000,000.00
Brinson Non-U.S.Equity Fund   21,246,458.924      10.59       $225,000,000.00
Brinson U.S. Equity Fund      17,692,307.692      13.00       $230,000,000.00
Brinson U.S. Balanced Fund    18,703,241.895      12.03       $225,000,000.00
Brinson U.S. Bond Fund              0             10.31

SwissKey Global Fund                0             12.21
SwissKey Global Bond Fund           0             11.09
SwissKey Global Equity Fund         0             10.84
SwissKey Non-U.S. Equity Fund       0             10.56
SwissKey U.S. Equity Fund           0             12.98
SwissKey U.S. Balanced Fund         0             12.01
SwissKey U.S. Bond Fund             0             10.30

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Part C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (b). Exhibits:

     10(c). Opinion of counsel as to the legality of the shares registered herewith, and consent to the use thereof is filed as Exhibit 5 to the electronic filing.







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                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken and the Commonwealth of Pennsylvania, on the 17th day of November, 1995.

                                   THE BRINSON FUNDS

                                   By:  E. Thomas McFarlan*
                                        President, Treasurer, and
                                        Principal Accounting
                                        Officer*


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to Registrant's Registration Statement of The Brinson Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

E. THOMAS MCFARLAN*

E. Thomas McFarlan                                November 17, 1995
President, Treasurer,
Principal Accounting
Officer

WALTER E. AUCH*                                   November 17, 1995

Walter E. Auch
Trustee

EDWARD M. ROOB*                                   November 17, 1995

Edward M. Roob
Trustee

FRANK K. REILLY*                                  November 17, 1995

Frank K. Reilly
Trustee


*By: /s/ Carolyn F. Mead
     as Attorney-in-Fact and Agent pursuant to Power of Attorney